Investment Portfolio	as of December 31, 2020 (Unaudited)

DWS Small Cap Core Fund

	Shares	Value ($)
Common Stocks 99.0%
Communication Services 0.9%
Media
Liberty Latin America Ltd. "A"* (a)	190,000	2,114,700
Liberty Latin America Ltd. "C"*	51,111	566,821
		2,681,521
Consumer Discretionary 13.6%
Auto Components 1.3%
Linamar Corp.	70,000	3,707,597
Tenneco, Inc. "A"*	50,000	530,000
		4,237,597
Diversified Consumer Services 1.9%
Regis Corp.* (a)	150,000	1,378,500
Stride, Inc.*	225,000	4,776,750
		6,155,250
Hotels, Restaurants & Leisure 3.6%
Bally's Corp.	30,000	1,506,900
International Game Technology PLC	100,000	1,694,000
Papa John's International, Inc.	55,000	4,666,750
Penn National Gaming, Inc.* (a)	20,000	1,727,400
RCI Hospitality Holdings, Inc.	50,000	1,972,000
		11,567,050
Household Durables 2.8%
Installed Building Products, Inc.*	70,000	7,135,100
LGI Homes, Inc.*	15,000	1,587,750
		8,722,850
Specialty Retail 4.0%
Camping World Holdings, Inc. "A" (a)	225,000	5,861,250
Designer Brands, Inc. "A"	75,000	573,750
GameStop Corp. "A"* (a)	50,000	942,000
Leslie's, Inc.*	11,950	331,612
RH* (a)	11,500	5,146,480
		12,855,092
Consumer Staples 2.5%
Beverages 0.5%
The Boston Beer Co., Inc. "A"*	1,500	1,491,435
Personal Products 2.0%
Medifast, Inc.	33,000	6,479,220
Energy 3.2%
Energy Equipment & Services 0.4%
Dril-Quip, Inc.*	17,512	518,706
ION Geophysical Corp.* (a)	300,000	729,000
SEACOR Marine Holdings, Inc.*	48,723	132,039
		1,379,745
Oil, Gas & Consumable Fuels 2.8%
Contango Oil & Gas Co.* (a)	3,500,000	8,015,000
Northern Oil and Gas, Inc.* (a)	100,000	876,000
		8,891,000
Financials 14.7%
Banks 5.8%
Cadence BanCorp.	300,000	4,926,000
Hancock Whitney Corp.	85,000	2,891,700
OFG Bancorp.	340,000	6,303,600
UMB Financial Corp.	35,000	2,414,650
Webster Financial Corp.	45,000	1,896,750
		18,432,700
Capital Markets 2.1%
Blucora, Inc.*	215,000	3,420,650
Moelis & Co. "A"	70,000	3,273,200
		6,693,850
Consumer Finance 2.0%
Elevate Credit, Inc.*	250,000	997,500
Green Dot Corp. "A"*	57,000	3,180,600
Navient Corp.	215,000	2,111,300
		6,289,400
Diversified Financial Services 0.6%
Social Capital Hedosophia Holdings Corp. III "A"* (a)	125,000	2,096,250
Insurance 1.3%
Argo Group International Holdings Ltd.	42,770	1,869,049
Selective Insurance Group, Inc.	35,000	2,344,300
		4,213,349
Thrifts & Mortgage Finance 2.9%
Essent Group Ltd.	53,200	2,298,240
Walker & Dunlop, Inc.	75,000	6,901,500
		9,199,740
Health Care 19.3%
Biotechnology 3.6%
Arena Pharmaceuticals, Inc.*	60,000	4,609,800
Ligand Pharmaceuticals, Inc.* (a)	27,500	2,734,875
Selecta Biosciences, Inc.* (a)	250,000	757,500
Travere Therapeutics, Inc.*	131,194	3,575,692
		11,677,867
Health Care Equipment & Supplies 0.5%
Cardiovascular Systems, Inc.*	10,000	437,600
OraSure Technologies, Inc.*	100,000	1,058,500
		1,496,100
Health Care Providers & Services 12.8%
AMN Healthcare Services, Inc.*	55,000	3,753,750
Brookdale Senior Living, Inc.*	425,000	1,882,750
Cross Country Healthcare, Inc.*	550,000	4,878,500
Magellan Health, Inc.*	42,000	3,479,280
Molina Healthcare, Inc.*	18,000	3,828,240
Option Care Health, Inc.*	130,000	2,033,200
Owens & Minor, Inc.	130,000	3,516,500
Providence Service Corp.*	78,000	10,813,140
RadNet, Inc.*	160,000	3,131,200
Tivity Health, Inc.*	175,000	3,428,250
		40,744,810
Pharmaceuticals 2.4%
ANI Pharmaceuticals, Inc.*	65,000	1,887,600
Avadel Pharmaceuticals PLC (ADR)* (a)	245,485	1,639,840
Axsome Therapeutics, Inc.*	25,000	2,036,750
Pacira BioSciences, Inc.* (a)	33,888	2,027,858
		7,592,048
Industrials 17.3%
Aerospace & Defense 1.6%
Ducommun, Inc.*	95,000	5,101,500
Building Products 2.8%
AZEK Co., Inc.*	10,136	389,729
Builders FirstSource, Inc.* (a)	90,000	3,672,900
Masonite International Corp.*	50,000	4,917,000
		8,979,629
Commercial Services & Supplies 1.5%
Atento SA*	140,000	1,904,000
The Brink's Co.	42,500	3,060,000
		4,964,000
Electrical Equipment 1.8%
Allied Motion Technologies, Inc.	46,299	2,365,879
Thermon Group Holdings, Inc.*	215,000	3,360,450
		5,726,329
Machinery 2.7%
Hillenbrand, Inc.	95,000	3,781,000
Hydrofarm Holdings Group, Inc.*	24,024	1,263,182
Hyster-Yale Materials Handling, Inc.	60,000	3,573,000
		8,617,182
Marine 0.4%
Star Bulk Carriers Corp. (a)	150,000	1,324,500
Professional Services 0.5%
Mistras Group, Inc.*	200,000	1,552,000
Trading Companies & Distributors 6.0%
H&E Equipment Services, Inc.	100,000	2,981,000
Rush Enterprises, Inc. "A"	150,000	6,213,000
Titan Machinery, Inc.*	315,000	6,158,250
Veritiv Corp.*	105,000	2,182,950
WESCO International, Inc.*	20,000	1,570,000
		19,105,200
Information Technology 16.0%
Communications Equipment 1.2%
Calix, Inc.*	125,000	3,720,000
Electronic Equipment, Instruments & Components 0.5%
Benchmark Electronics, Inc.	65,000	1,755,650
IT Services 3.7%
Cardtronics PLC "A"*	40,000	1,412,000
EVERTEC, Inc.	110,000	4,325,200
ManTech International Corp. "A"	50,000	4,447,000
U.S.A. Technologies, Inc.*	150,000	1,572,000
		11,756,200
Semiconductors & Semiconductor Equipment 2.6%
CMC Materials, Inc.	20,000	3,026,000
Entegris, Inc.	20,000	1,922,000
Kulicke & Soffa Industries, Inc.	110,000	3,499,100
		8,447,100
Software 8.0%
Agilysys, Inc.*	230,000	8,827,400
Intelligent Systems Corp.* (a)	19,005	762,291
j2 Global, Inc.* (a)	65,000	6,349,850
QAD, Inc. "A"	70,000	4,422,600
Verint Systems, Inc.*	75,000	5,038,500
		25,400,641
Materials 6.1%
Chemicals 2.5%
Amyris, Inc.*	150,000	926,250
Huntsman Corp.	250,000	6,285,000
Tronox Holdings PLC "A"*	50,000	731,000
		7,942,250
Construction Materials 0.3%
U.S. Concrete, Inc.*	20,000	799,400
Metals & Mining 3.3%
Cleveland-Cliffs, Inc.	550,000	8,008,000
Novagold Resources, Inc.*	276,500	2,673,755
		10,681,755
Real Estate 4.5%
Equity Real Estate Investment Trusts (REITs)
CatchMark Timber Trust, Inc. "A"	200,000	1,872,000
Community Healthcare Trust, Inc.	65,000	3,062,150
Farmland Partners, Inc. (a)	625,000	5,437,500
QTS Realty Trust, Inc. "A" (a)	55,000	3,403,400
SITE Centers Corp.	60,000	607,200
		14,382,250
Utilities 0.9%
Multi-Utilities
NorthWestern Corp.	50,000	2,915,500
Total Common Stocks (Cost $236,953,726)		316,067,960
Securities Lending Collateral 15.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.03% (b) (c) (Cost $49,478,804)	49,478,804	49,478,804
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 0.08% (b) (Cost $3,286,169)	3,286,169	3,286,169
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $289,718,699)	115.5	368,832,933
Other Assets and Liabilities, Net	(15.5)	(49,430,619)
Net Assets	100.0	319,402,314

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended December 31, 2020 are as follows:

Value ($) at 9/30/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 12/31/2020	Value ($) at 12/31/2020
Securities Lending Collateral 15.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.03% (b) (c)
21,628,222	27,850,582 (d)	—	—	—	60,952	—	49,478,804	49,478,804
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 0.08% (b)
1,878,553	20,086,878	18,679,262	—	—	1,005	—	3,286,169	3,286,169
23,506,775	47,937,460	18,679,262	—	—	61,957	—	52,764,973	52,764,973

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2020 amounted to $46,993,493, which is 14.7% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2020.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$316,067,960	$—	$—	$316,067,960
Short-Term Investments (e)	52,764,973	—	—	52,764,973
Total	$368,832,933	$—	$—	$368,832,933

(e)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS

To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.

CLOSED-END FUNDS

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DSCCF-PH1

R-080548-1 (1/23)